INCOME TAX EXPENSES (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%
Operating Loss Carryforwards	$ 147,000	$ 751,000
Deferred Tax Assets, Operating Loss Carryforwards	$ 25,000	$ 163,000